DUE TO RELATED PARTIES (Tables)	12 Months Ended
Sep. 30, 2025
DUE TO RELATED PARTIES
Schedule of due to related parties
	September 30, 2025	September 30, 2024
Due to directors	$203,647	$205,283
Due to significant shareholder	$75,722	$75,722
Total due to related parties	$279,369	$281,005